Convertible Debentures - Summary of Detailed Information about Convertible Debentures (Detail) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Convertible debentures [line items]
Convertible debentures	$ 138,190,884	$ 171,369,966
2016 Debentures [member]
Convertible debentures [line items]
Convertible debentures	72,481,375	90,742,373
2017 Debentures [member]
Convertible debentures [line items]
Convertible debentures	$ 65,709,509	$ 80,627,593